Convertible Notes (Details)												12 Months Ended
	Apr. 28, 2026 USD ($)	Apr. 21, 2026 USD ($) shares	Apr. 14, 2026 USD ($) shares	Apr. 07, 2026 USD ($) shares	Mar. 26, 2026 USD ($) shares	Mar. 03, 2026 USD ($) shares	Jan. 12, 2026 USD ($)	Dec. 02, 2025 USD ($) shares	Sep. 10, 2025 USD ($)	Sep. 09, 2025 $ / shares shares	Sep. 04, 2025 USD ($) Days $ / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Convertible Notes [Line Items]
Aggregate purchase amount												$ 2,000,256
Ordinary shares conversted (in Shares) | shares		540	2,215	2,242	2,752	4,130		671
Net proceeds												2,500,256
Conversion of Stock, Amount Converted	$ 162,410	$ 20,000	$ 82,001	$ 82,999	$ 200,000	$ 390,000		$ 275,000
Loss on termination of convertible note												1,781,591
Repayment												$ 1,901,394
Purchase Agreement [Member]
Convertible Notes [Line Items]
Aggregate purchase amount											$ 10,000,000
Par value (in Dollars per share) | $ / shares											$ 0.0625
Principal amount							$ 540,000				$ 2,175,000
Original issue discount							40,000				160,000
Transaction expense											$ 15,000
Net proceeds							$ 500,000		$ 2,000,000
Percentage of original Issue discount											8.00%
Paid amount for pre-delivery shares | $ / shares										$ 255.5
Percentage of volume-weighted average price												82.50%
Interest rate per annum												6.00%
Purchase Agreement [Member] | Purchase Notice Date [Member]
Convertible Notes [Line Items]
Trading days (in Days) | Days											10
Commitment Shares [Member] | Purchase Agreement [Member]
Convertible Notes [Line Items]
Ordinary shares conversted (in Shares) | shares										137
Pre-Delivery Shares [Member] | Purchase Agreement [Member]
Convertible Notes [Line Items]
Ordinary shares conversted (in Shares) | shares										4,088
Investors [Member] | Purchase Agreement [Member]
Convertible Notes [Line Items]
Percentage of investors share limits											9.99%